UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund

The fund's portfolio
10/31/15 (Unaudited)

COMMON STOCKS (96.5%)(a)
			Shares	Value

Aerospace and defense (6.1%)

General Dynamics Corp.			29,700	$4,412,826

Honeywell International, Inc.			127,200	13,137,216

Northrop Grumman Corp.			70,400	13,217,600

Raytheon Co.			43,800	5,142,120

United Technologies Corp.			32,900	3,237,689

				39,147,451
Airlines (0.5%)

American Airlines Group, Inc.			68,000	3,142,960

				3,142,960
Auto components (0.3%)

Toyota Industries Corp. (Japan)			32,500	1,701,239

				1,701,239
Automobiles (0.4%)

Yamaha Motor Co., Ltd. (Japan)			106,400	2,384,016

				2,384,016
Banks (1.3%)

Bank of America Corp.			489,300	8,210,454

				8,210,454
Beverages (1.0%)

PepsiCo, Inc.			63,600	6,499,284

				6,499,284
Biotechnology (8.0%)

Alkermes PLC(NON)			19,300	1,388,056

Amgen, Inc.			37,600	5,947,568

Biogen, Inc.(NON)			30,400	8,831,504

Celgene Corp.(NON)			132,186	16,220,544

Gilead Sciences, Inc.			144,526	15,627,596

Neuralstem, Inc.(NON)(S)			357,740	422,133

Vertex Pharmaceuticals, Inc.(NON)			23,304	2,906,941

				51,344,342
Capital markets (1.7%)

Charles Schwab Corp. (The)			128,200	3,912,664

KKR & Co. LP			136,900	2,347,835

Morgan Stanley			143,300	4,724,601

				10,985,100
Chemicals (3.5%)

Albemarle Corp.			51,900	2,777,688

Axiall Corp.			99,100	2,006,775

Dow Chemical Co. (The)			84,800	4,381,616

E.I. du Pont de Nemours & Co.			74,700	4,735,980

Sherwin-Williams Co. (The)			17,700	4,722,891

Symrise AG (Germany)			61,595	4,058,466

				22,683,416
Commercial services and supplies (0.9%)

Tyco International PLC			158,488	5,775,303

				5,775,303
Consumer finance (0.5%)

American Express Co.			40,800	2,989,008

				2,989,008
Containers and packaging (0.3%)

Packaging Corp. of America			29,200	1,998,740

				1,998,740
Diversified telecommunication services (0.7%)

Level 3 Communications, Inc.(NON)			82,900	4,223,755

				4,223,755
Electric utilities (0.4%)

Exelon Corp.			93,700	2,616,104

				2,616,104
Energy equipment and services (0.9%)

Baker Hughes, Inc.			40,700	2,144,076

Schlumberger, Ltd.			42,400	3,313,984

				5,458,060
Food and staples retail (3.3%)

Costco Wholesale Corp.			44,300	7,004,716

CVS Health Corp.			84,900	8,386,422

Walgreens Boots Alliance, Inc.			68,000	5,758,240

				21,149,378
Health-care equipment and supplies (3.0%)

Boston Scientific Corp.(NON)			179,400	3,279,432

C.R. Bard, Inc.			35,800	6,671,330

Cooper Cos., Inc. (The)			22,600	3,443,336

Edwards Lifesciences Corp.(NON)			30,300	4,761,645

GenMark Diagnostics, Inc.(NON)			124,127	789,448

				18,945,191
Hotels, restaurants, and leisure (4.1%)

Hilton Worldwide Holdings, Inc.			462,192	11,550,178

Lindblad Expeditions Holdings, Inc.(NON)			219,200	2,323,520

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(S)			238,200	4,461,486

Restaurant Brands International, Inc. (Canada)(S)			83,000	3,333,280

Yum! Brands, Inc.			65,200	4,623,332

				26,291,796
Household durables (1.2%)

Panasonic Corp. (Japan)			281,900	3,308,056

PulteGroup, Inc.			245,100	4,492,683

				7,800,739
Independent power and renewable electricity producers (0.3%)

Calpine Corp.(NON)			135,632	2,103,652

				2,103,652
Industrial conglomerates (0.9%)

Danaher Corp.			62,900	5,869,199

				5,869,199
Insurance (1.3%)

American International Group, Inc.			46,500	2,932,290

Hartford Financial Services Group, Inc. (The)			60,400	2,794,104

Prudential PLC (United Kingdom)			121,559	2,837,303

				8,563,697
Internet and catalog retail (5.3%)

Amazon.com, Inc.(NON)			36,600	22,907,940

Delivery Hero Holding GmbH (acquired 6/12/15, cost $985,856) (Private) (Germany)(F)(RES)(NON)			128	866,969

FabFurnish GmbH (acquired 8/2/13, cost $8) (Private) (Brazil)(F)(RES)(NON)			6	5

Global Fashion Holding SA (acquired 8/2/13, cost $394,947) (Private) (Brazil)(F)(RES)(NON)			9,323	238,958

Netflix, Inc.(NON)			37,000	4,010,060

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $8) (Private) (Brazil)(F)(RES)(NON)			6	5

New Middle East Other Assets GmbH (acquired 8/2/13 cost $3) (Private) (Brazil)(F)(RES)(NON)			2	2

Priceline Group, Inc. (The)(NON)			4,150	6,035,096

				34,059,035
Internet software and services (11.9%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			58,313	4,888,379

Alphabet, Inc. Class A(NON)			20,849	15,373,844

Alphabet, Inc. Class C(NON)			33,629	23,903,829

Facebook, Inc. Class A(NON)			231,300	23,585,661

GrubHub, Inc.(NON)(S)			28,600	685,828

linkedIn Corp.(NON)			21,700	5,226,879

Pandora Media, Inc.(NON)(S)			144,039	1,657,889

Twitter, Inc.(NON)			46,600	1,326,236

				76,648,545
IT Services (3.9%)

Fidelity National Information Services, Inc.			26,400	1,925,088

Visa, Inc. Class A			300,200	23,289,516

				25,214,604
Life sciences tools and services (0.7%)

Agilent Technologies, Inc.			120,900	4,565,184

				4,565,184
Machinery (0.3%)

Jungheinrich AG (Preference) (Germany)			23,813	1,756,293

				1,756,293
Media (3.4%)

DISH Network Corp. Class A(NON)			30,700	1,933,179

Liberty Global PLC Ser. A (United Kingdom)(NON)			62,600	2,786,952

Lions Gate Entertainment Corp.(S)			86,813	3,383,103

Live Nation Entertainment, Inc.(NON)			206,545	5,634,548

Time Warner Cable, Inc.			16,100	3,049,340

Time Warner, Inc.			69,000	5,198,460

				21,985,582
Multiline retail (0.8%)

Dollar General Corp.			79,500	5,387,715

				5,387,715
Oil, gas, and consumable fuels (2.8%)

Cabot Oil & Gas Corp.			65,500	1,422,005

Diamondback Energy, Inc.(NON)			33,100	2,444,104

EOG Resources, Inc.			47,800	4,103,630

Gulfport Energy Corp.(NON)			71,700	2,184,699

Pioneer Natural Resources Co.			11,100	1,522,254

Scorpio Tankers, Inc.			181,468	1,654,988

Suncor Energy, Inc. (Canada)			129,738	3,860,589

Whiting Petroleum Corp.(NON)			38,851	669,403

				17,861,672
Personal products (0.9%)

Coty, Inc. Class A			92,132	2,667,221

Edgewell Personal Care Co.			36,700	3,108,857

				5,776,078
Pharmaceuticals (4.6%)

Allergan PLC(NON)			33,900	10,457,130

Bristol-Myers Squibb Co.			121,100	7,986,545

Eli Lilly & Co.			47,600	3,882,732

Jazz Pharmaceuticals PLC(NON)			14,600	2,004,288

Perrigo Co. PLC			32,200	5,079,228

				29,409,923
Real estate investment trusts (REITs) (1.1%)

American Tower Corp.			67,700	6,920,971

				6,920,971
Real estate management and development (0.3%)

RE/MAX Holdings, Inc. Class A			50,125	1,888,209

				1,888,209
Road and rail (2.3%)

Genesee & Wyoming, Inc. Class A(NON)			20,100	1,348,710

Union Pacific Corp.			152,200	13,599,070

				14,947,780
Semiconductors and semiconductor equipment (2.5%)

Applied Micro Circuits Corp.(NON)(S)			120,200	778,896

Avago Technologies, Ltd.			25,100	3,090,563

Freescale Semiconductor, Ltd.(NON)			36,300	1,215,687

Lam Research Corp.			36,186	2,771,486

Mellanox Technologies, Ltd. (Israel)(NON)			17,767	837,003

Micron Technology, Inc.(NON)			176,585	2,924,248

ON Semiconductor Corp.(NON)			231,600	2,547,600

Skyworks Solutions, Inc.			27,400	2,116,376

				16,281,859
Software (5.6%)

Activision Blizzard, Inc.			85,472	2,971,007

Adobe Systems, Inc.(NON)			43,000	3,812,380

Microsoft Corp.			234,600	12,349,344

Red Hat, Inc.(NON)			50,214	3,972,430

Salesforce.com, Inc.(NON)			126,300	9,814,773

TiVo, Inc.(NON)			371,204	3,370,532

				36,290,466
Specialty retail (3.4%)

Advance Auto Parts, Inc.			32,500	6,448,975

Home Depot, Inc. (The)			62,300	7,702,772

Tiffany & Co.			35,309	2,910,874

TJX Cos., Inc. (The)			65,700	4,808,583

				21,871,204
Technology hardware, storage, and peripherals (4.2%)

Apple, Inc.			223,730	26,735,735

				26,735,735
Textiles, apparel, and luxury goods (1.7%)

NIKE, Inc. Class B			83,700	10,967,211

				10,967,211
Thrifts and mortgage finance (0.2%)

Radian Group, Inc.			102,600	1,484,622

				1,484,622

Total common stocks (cost $506,226,160)				$619,935,572

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	200,830	$98,407

Neuralstem, Inc. Ser. J (acquired 1/3/14, cost $—)(F)(RES)	1/3/19	3.64	82,533	—

Total warrants (cost $198,779)				$98,407

SHORT-TERM INVESTMENTS (5.9%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.26%(d)		Shares	14,721,300	$14,721,300

Putnam Short Term Investment Fund 0.15%(AFF)		Shares	20,973,754	20,973,754

SSgA Prime Money Market Fund Class N 0.09%(P)		Shares	869,000	869,000

U.S. Treasury Bills 0.09%, January 14, 2016(SEGSF)			$455,000	454,925

U.S. Treasury Bills 0.16%, February 11, 2016(SEG)(SEGSF)			619,000	618,859

U.S. Treasury Bills 0.17%, February 18, 2016(SEG)			170,000	169,962

Total short-term investments (cost $37,807,605)				$37,807,800

TOTAL INVESTMENTS

Total investments (cost $544,232,544)(b)				$657,841,779

FORWARD CURRENCY CONTRACTS at 10/31/15 (aggregate face value $13,232,433) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Sell	11/18/15	$2,617,858	$2,548,796	$(69,062)
JPMorgan Chase Bank N.A.
	Euro	Sell	12/16/15	2,917,384	3,003,081	85,697
State Street Bank and Trust Co.
	Euro	Sell	12/16/15	1,542,983	1,588,356	45,373
	Japanese Yen	Sell	11/18/15	4,335,684	4,220,682	(115,002)
UBS AG
	Euro	Sell	12/16/15	1,817,863	1,871,518	53,655

Total						$661

FUTURES CONTRACTS OUTSTANDING at 10/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

NASDAQ 100 Index E-Mini (Long)	1	$92,865	Dec-15	$441

Total				$441

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	53,663	$—	4/15/16	(3 month USD-LIBOR-BBA plus 0.38%)	A basket (JPCMPNET) of common stocks	$962,711
baskets	11,628	—	7/16/16	(3 month USD-LIBOR-BBA plus 0.30%)	A basket (JPCMPTMD) of common stocks	(43,847)

Total		$—	$918,864

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OTC	Over-the-counter

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through October 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $642,456,622.
(b)	The aggregate identified cost on a tax basis is $545,487,108, resulting in gross unrealized appreciation and depreciation of $142,140,469 and $29,785,798, respectively, or net unrealized appreciation of $112,354,671.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,105,939, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$15,807,318	$54,123,753	$48,957,317	$4,753	$20,973,754
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $14,721,300, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $14,327,464.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $106,929 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $138,691 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $251,963 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$123,949,287	$7,393,311	$1,105,939
Consumer staples	33,424,740	—	—
Energy	23,319,732	—	—
Financials	38,204,758	2,837,303	—
Health care	104,264,640	—	—
Industrials	68,882,693	1,756,293	—
Information technology	181,171,209	—	—
Materials	20,623,690	4,058,466	—
Telecommunication services	4,223,755	—	—
Utilities	4,719,756	—	—
Total common stocks	602,784,260	16,045,373	1,105,939
Warrants	98,407	—	—
Short-term investments	21,842,754	15,965,046	—

Totals by level	$624,725,421	$32,010,419	$1,105,939

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$661	$—
Futures contracts	441	—	—
Total return swap contracts	—	918,864	—

Totals by level	$441	$919,525	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$184,725	$184,064
Equity contracts	1,061,559	43,847

Total	$1,246,284	$227,911

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		1
Forward currency contracts (contract amount)		$16,600,000
OTC total return swap contracts (notional)		$6,200,000
Warrants (number of warrants)		283,363

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$962,711	$—	$—	$—	$962,711
	Futures contracts§	—	—	—	—	—	—
	Forward currency contracts#	—	85,697	—	45,373	53,655	184,725

	Total Assets	$—	$1,048,408	$—	$45,373	$53,655	$1,147,436

	Liabilities:
	OTC Total return swap contracts*#	$—	$43,847	$—	$—	$—	$43,847
	Futures contracts§	—	—	370	—	—	370
	Forward currency contracts#	69,062	—	—	115,002	—	184,064

	Total Liabilities	$69,062	$43,847	$370	$115,002	$—	$228,281

	Total Financial and Derivative Net Assets	$(69,062)	$1,004,561	$(370)	$(69,629)	$53,655	$919,155
	Total collateral received (pledged)##†	$(69,062)	$869,000	$—	$(69,629)	$—
	Net amount	$—	$135,561	$(370)	$—	$53,655

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2015